Document and Entity Information	May 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Incorporation, State or Country Code	NY
Entity File Number	000-10592
Entity Tax Identification Number	14-1630287
Entity Address, Address Line One	5 SARNOWSKI DRIVE
Entity Address, City or Town	GLENVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12302
City Area Code	518
Local Phone Number	377-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000357301
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TRST
Security Exchange Name	NASDAQ